Commitments and Related Party Transactions - Schedule of Future Minimum Lease Payments (Details) (Altruis Benefit Consultants, Inc.) - Altruis Benefit Consultants Inc [Member]	Dec. 31, 2018 USD ($)
2019	$ 54,000
2020	54,000
2021	23,000
Total	$ 131,000